Document and Entity Information	0 Months Ended
Jul. 15, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 15, 2014
Registrant Name	NEW COVENANT FUNDS
Central Index Key	0001070222
Amendment Flag	false
Document Creation Date	Jul. 15, 2014
Document Effective Date	Jul. 15, 2014
Prospectus Date	Oct. 31, 2013
New Covenant Growth Fund | New Covenant Growth Fund
Risk/Return:
Trading Symbol	NCGFX